May 14, 2008

United States Securities and

  Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C.  20549-7010

Attention: Gary Newberry

Dear Sirs:

Re:

Form 20-F for Fiscal Year Ended December 31, 2006 – Your File No. 1-32556

Further to your letter of April 21, 2008 and Mr. Schuler’s subsequent voice message, attached to this letter is Amendment No. 2 to the 20-F dated May 14, 2008, with the changes made over the previously filed Amendment No. 1 indicated in black-lining for your reference.

A clean copy of the Amendment No. 2 has been filed on EDGAR.

As requested, we confirm:

1.

The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

2.

staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3.

the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please contact us.

Sincerely,

RADIUS GOLD INC.

         “Cheryl Messier”

Cheryl Messier

CFO